Investments - Holding gains (losses) on equity securities still held (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Realized gains (losses) on securities still owned	$ 112	$ (105)	$ 365	$ 132	$ (105)
Included in net investment income	1,354	1,295	1,740	1,829	1,670
Equity securities
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Realized gains (losses) on securities still owned	84	(111)	(27)	122	$ (107)
Accounting Standards Update 2016-01 | Equity securities | Equity securities still owned
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Net holding gains (losses) on equity securities	85	(123)	(14)	140
Accounting Standards Update 2016-01 | Realized gains (losses) on securities | Equity securities | Equity securities still owned
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Realized gains (losses) on securities still owned	50	(126)	(25)	123
Accounting Standards Update 2016-01 | Investment income | Equity securities | Equity securities still owned
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Included in net investment income	$ 35	$ 3	$ 11	$ 17